SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.
The number of shares issued and outstanding at December 31, 2011 and 2010 do not include 5,189 Ordinary Shares, which are held by a subsidiary, and 30,843 Ordinary Shares which are held by the Company.

1.	Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.
On October 11, 2010, the Company entered into a private placement transaction (the "2010 PIPE"). Under the PIPE investment, the Company issued 643,277 Ordinary Shares to investors (investors in the 2010 PIPE included certain existing shareholders) at an aggregate purchase price of $ 5,500 or $ 8.55 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor in the 2010 PIPE (up to 214,426 shares) for an exercise price of $ 10.69 per Ordinary Share. The warrants are exercisable for three years from the closing of the 2010 PIPE.  As of December 31, 2011, no warrants were exercised.

b.	Share option plans:

1.	The Company has granted options under option plans as follows:

Under the following plans options are granted at an exercise price equal to the fair market value at the date of grant and are granted for periods not to exceed seven years. Options vest over a period of one to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants.

a)
The Radcom Ltd. International Employee Stock Option Plan (the "International Plan"):

The plan grants options to purchase Ordinary Shares for the purpose of providing incentives to officers, directors, employees and consultants of its non-Israeli subsidiaries.

b)
The 2000 Share Option Plans:

The plan grants options to purchase Ordinary Shares. These options are granted for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. These options are granted pursuant to Section 3(9) of the Income Tax Ordinance (New Version), 1961 .

c)
The 2003 Share Option Plan:

The 2003 Share Option Plan (the "2003 Share Option Plan") grants options to purchase Ordinary Shares. These options are granted pursuant to the 2003 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

2.	Grants in 2011, 2010 and 2009 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.	Stock options under the Radcom plans are as follows for the periods indicated:

	Number of options	Weighted average exercise price
		$

Options outstanding as of December 31, 2010	815,122	3.29

Granted	168,900	7.99
Exercised	(76,143)	2.09
Expired	-	-
Forfeited	(133,663)	5.41

Options outstanding as of December 31, 2011	774,216	4.08

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	In years	$

Vested and expected to vest at December 31, 2011	744,945	1.49	4.6	1,189

(1)
At December 31, 2011, 2010 and 2009, the number of options exercisable was 481,502, 319,873 and 260,102 respectively, and the total number of shares available for future grants as of December 31, 2011 was 643,339.

(2)	The aggregate intrinsic value of options exercised during 2011, 2010 and 2009 was approximately $ 355, $ 728 and $ 2, respectively.

4.	Stock options under the Radcom plans are as follows for the periods indicated:

	Options outstanding at December 31, 2011			Options exercisable at December 31, 2011
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.5 - 0.7	108,289	0.7	4.2	71,686	0.7	4.0
1.57 - 5.00	285,615	3.1	4.5	186,038	3.0	4.6
5.08-8.72	192,436	5.8	4.4	81,425	5.9	4.2
10.80-13.16	187,876	13.1	4.5	142,353	13.1	4.5

	774,216			481,502

The aggregate intrinsic value of options outstanding at December 31, 2011 was approximately $ 715. This represents intrinsic value of 313,962 outstanding options that are in-the-money as of December 31, 2011. The remaining 460,254 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2011 was approximately $ 473. This represents intrinsic value of 212,887 outstanding options that are in-the-money as of December 31, 2011. The remaining 268,615 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

5.	The weighted average fair values of options granted during the years ended December 31, 2011, 2010 and 2009 were:

	Year ended December 31,
	2011	2010	2009

Weighted average fair values on grant date	$5.3	$4.1	$0.6

6.	The following table summarizes the departmental allocation of the Company's share-based compensation charge:

	Year ended December 31,
	2011	2010	2009

Cost of sales	$27	$5	$16
Research and development	218	10	53
Selling and marketing	231	36	86
General and administrative	347	513	117

	$823	$564	$272

c.	Share-based compensation:

The unrecognized balance of the compensation expenses according to ASC Topic 718 in respect of these stock options amounted to $ 160 as of December 31, 2011, of which $ 116 will be recognized in the year ended December 31, 2012 and $ 44 will be recognized in accordance with the vesting period of the options by the end of fiscal 2015.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2011 are as follows:

Issuance date	Outstanding and Exercisable	Exercise price	Exercisable through

October 13, 2010	214,426	10.69	October 13, 2013